Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents		$ 217,835	$ 214,862
Restricted cash and short-term deposits		332,033	222,265
Trade accounts receivable	[1]	64,918	14,980
Amounts due from related parties		9,425	7,898
Inventories		7,006	7,408
Other current assets		18,720	6,047
Total current assets		649,937	473,460
Non-current assets
Restricted cash		154,393	175,550
Investments in affiliates		571,782	703,225
Asset under development		20,000	1,177,489
Vessels and equipment, net		3,271,379	2,077,059
Other non-current assets		139,104	157,504
Total assets		4,806,595	4,764,287
Current liabilities
Current portion of long-term debt and short-term debt		730,257	1,384,933
Trade accounts payable	[1]	9,701	70,430
Accrued expenses	[1]	133,234	105,895
Amounts due to related parties		5,417	8,734
Other current liabilities		121,529	62,282
Total current liabilities		1,000,138	1,632,274
Non-current liabilities
Long-term debt		1,835,102	1,025,914
Amounts due to related parties		0	177,247
Other non-current liabilities		145,564	132,548
Total liabilities		2,980,804	2,967,983
Commitments and Contingencies
EQUITY
Share capital 101,302,404 common shares of $1.00 each issued and outstanding (2017: 101,118,289)		101,303	101,119
Treasury shares		(20,483)	(20,483)
Additional paid-in capital		1,857,196	1,538,191
Contributed surplus		200,000	200,000
Accumulated other comprehensive loss		(28,512)	(7,769)
Retained losses		(364,379)	(95,742)
Total stockholders' equity		1,745,125	1,715,316
Non-controlling interests		80,666	80,988
Total equity		1,825,791	1,796,304
Total liabilities and equity		$ 4,806,595	$ 4,764,287

[1]	This includes amounts arising from transactions with related parties (see note 28).